SEGMENTED INFORMATION - Disclosure of detailed information about royalty and other property interest by location (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Royalty and other property interests	$ 83,355	$ 18,496	$ 15,034
Turkey [Member]
Disclosure of operating segments [line items]
Royalty and other property interests	55,540	0
U.S.A. [Member]
Disclosure of operating segments [line items]
Royalty and other property interests	9,558	12,694
Argentina [Member]
Disclosure of operating segments [line items]
Royalty and other property interests	8,995	0
Canada [Member]
Disclosure of operating segments [line items]
Royalty and other property interests	3,790	3,220
Peru [Member]
Disclosure of operating segments [line items]
Royalty and other property interests	2,475	0
Chile [Member]
Disclosure of operating segments [line items]
Royalty and other property interests	1,850	1,684
Sweden [Member]
Disclosure of operating segments [line items]
Royalty and other property interests	438	438
Finland [Member]
Disclosure of operating segments [line items]
Royalty and other property interests	260	260
Mexico [Member]
Disclosure of operating segments [line items]
Royalty and other property interests	249	0
Serbia [Member]
Disclosure of operating segments [line items]
Royalty and other property interests	$ 200	$ 200